4 Discontinued operations (Details 1) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of analysis of single amount of discontinued operations [abstract]
Revenue		£ 3,882	£ 6,609
Expenses other than finance costs	£ (947)	(7,137)	(10,911)
Finance costs			(57)
Impairment
Loss from discontinued operations before tax	(947)	(3,255)	(4,359)
Taxation
Loss on disposal of discontinued operations		(1,407)
Loss for the year from discontinued operations after tax	£ (947)	£ (4,662)	£ (4,359)